Loans and Allowance for Credit Losses, Past Due Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	$ 1,061,825	$ 971,900
Residential Real Estate [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	373,534	319,504
Commercial Real Estate [Member] | Owner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	86,471	82,356
Commercial Real Estate [Member] | Nonowner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	206,847	178,201
Commercial Real Estate [Member] | Construction [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	79,669	62,337
Commercial and Industrial [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	158,440	157,298
Consumer [Member] | Automobile [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	50,246	61,461
Consumer [Member] | Home Equity [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	42,473	35,893
Consumer [Member] | Other [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	64,145	74,850
Total Past Due [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	14,008	13,522
Total Past Due [Member] | Residential Real Estate [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	5,375	3,554
Total Past Due [Member] | Commercial Real Estate [Member] | Owner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	1,589	3,355
Total Past Due [Member] | Commercial Real Estate [Member] | Nonowner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	2,294	681
Total Past Due [Member] | Commercial Real Estate [Member] | Construction [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	0	0
Total Past Due [Member] | Commercial and Industrial [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	1,336	3,386
Total Past Due [Member] | Consumer [Member] | Automobile [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	1,554	1,109
Total Past Due [Member] | Consumer [Member] | Home Equity [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	786	510
Total Past Due [Member] | Consumer [Member] | Other [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	1,074	927
30 to 59 Days Past Due [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	8,803	11,097
30 to 59 Days Past Due [Member] | Residential Real Estate [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	3,294	2,705
30 to 59 Days Past Due [Member] | Commercial Real Estate [Member] | Owner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	773	2,580
30 to 59 Days Past Due [Member] | Commercial Real Estate [Member] | Nonowner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	2,294	681
30 to 59 Days Past Due [Member] | Commercial Real Estate [Member] | Construction [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	0	0
30 to 59 Days Past Due [Member] | Commercial and Industrial [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	533	3,338
30 to 59 Days Past Due [Member] | Consumer [Member] | Automobile [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	791	782
30 to 59 Days Past Due [Member] | Consumer [Member] | Home Equity [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	402	353
30 to 59 Days Past Due [Member] | Consumer [Member] | Other [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	716	658
60 to 89 Days Past Due [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	1,970	761
60 to 89 Days Past Due [Member] | Residential Real Estate [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	1,097	368
60 to 89 Days Past Due [Member] | Commercial Real Estate [Member] | Owner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	0	0
60 to 89 Days Past Due [Member] | Commercial Real Estate [Member] | Nonowner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	0	0
60 to 89 Days Past Due [Member] | Commercial Real Estate [Member] | Construction [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	0	0
60 to 89 Days Past Due [Member] | Commercial and Industrial [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	58	0
60 to 89 Days Past Due [Member] | Consumer [Member] | Automobile [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	414	210
60 to 89 Days Past Due [Member] | Consumer [Member] | Home Equity [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	141	62
60 to 89 Days Past Due [Member] | Consumer [Member] | Other [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	260	121
90 Days or More Past Due [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	3,235	1,664
90 Days or More Past Due [Member] | Residential Real Estate [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	984	481
90 Days or More Past Due [Member] | Commercial Real Estate [Member] | Owner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	816	775
90 Days or More Past Due [Member] | Commercial Real Estate [Member] | Nonowner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	0	0
90 Days or More Past Due [Member] | Commercial Real Estate [Member] | Construction [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	0	0
90 Days or More Past Due [Member] | Commercial and Industrial [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	745	48
90 Days or More Past Due [Member] | Consumer [Member] | Automobile [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	349	117
90 Days or More Past Due [Member] | Consumer [Member] | Home Equity [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	243	95
90 Days or More Past Due [Member] | Consumer [Member] | Other [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	98	148
Loans Not Past Due [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	1,047,817	958,378
Loans Not Past Due [Member] | Residential Real Estate [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	368,159	315,950
Loans Not Past Due [Member] | Commercial Real Estate [Member] | Owner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	84,882	79,001
Loans Not Past Due [Member] | Commercial Real Estate [Member] | Nonowner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	204,553	177,520
Loans Not Past Due [Member] | Commercial Real Estate [Member] | Construction [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	79,669	62,337
Loans Not Past Due [Member] | Commercial and Industrial [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	157,104	153,912
Loans Not Past Due [Member] | Consumer [Member] | Automobile [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	48,692	60,352
Loans Not Past Due [Member] | Consumer [Member] | Home Equity [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	41,687	35,383
Loans Not Past Due [Member] | Consumer [Member] | Other [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	$ 63,071	$ 73,923